Schedule of Investments (unaudited)
September 30, 2025
 ClearBridge Variable Dividend Strategy Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 9.7%
Entertainment — 0.9%
Walt Disney Co.	39,095	$4,476,378
Interactive Media & Services — 4.2%
Alphabet Inc., Class A Shares	42,495	10,330,534
Meta Platforms Inc., Class A Shares	12,415	9,117,328
Total Interactive Media & Services		19,447,862
Media — 2.4%
Comcast Corp., Class A Shares	357,169	11,222,250
Wireless Telecommunication Services — 2.2%
T-Mobile US Inc.	42,342	10,135,828

Total Communication Services		45,282,318
Consumer Discretionary — 3.2%
Specialty Retail — 3.2%
Home Depot Inc.	19,023	7,707,929
Industria de Diseno Textil SA, ADR	517,206	7,142,615

Total Consumer Discretionary		14,850,544
Consumer Staples — 8.4%
Beverages — 2.3%
Coca-Cola Co.	117,268	7,777,213
Diageo PLC	133,034	3,183,196 (a)
Total Beverages		10,960,409
Food Products — 2.9%
Nestle SA, ADR	147,061	13,495,788
Household Products — 0.9%
Procter & Gamble Co.	26,654	4,095,387
Personal Care Products — 2.3%
Unilever PLC	179,145	10,589,019 (a)

Total Consumer Staples		39,140,603
Energy — 10.9%
Oil, Gas & Consumable Fuels — 10.9%
Enbridge Inc.	329,111	16,606,941
EQT Corp.	68,470	3,726,822
Exxon Mobil Corp.	150,273	16,943,281
Williams Cos. Inc.	211,527	13,400,235

Total Energy		50,677,279
Financials — 14.5%
Banks — 3.9%
JPMorgan Chase & Co.	36,664	11,564,925
PNC Financial Services Group Inc.	32,643	6,558,958
Total Banks		18,123,883
Consumer Finance — 1.5%
Capital One Financial Corp.	32,369	6,881,002
Financial Services — 3.8%
Apollo Global Management Inc.	66,499	8,862,322
Visa Inc., Class A Shares	25,427	8,680,269
Total Financial Services		17,542,591
See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 ClearBridge Variable Dividend Strategy Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Insurance — 5.3%
Marsh & McLennan Cos. Inc.	29,400	$5,924,982
MetLife Inc.	112,037	9,228,488
Travelers Cos. Inc.	34,110	9,524,194
Total Insurance		24,677,664

Total Financials		67,225,140
Health Care — 11.5%
Health Care Equipment & Supplies — 2.7%
Becton Dickinson & Co.	68,295	12,782,775
Health Care Providers & Services — 2.4%
CVS Health Corp.	96,343	7,263,299
UnitedHealth Group Inc.	10,664	3,682,279
Total Health Care Providers & Services		10,945,578
Pharmaceuticals — 6.4%
AstraZeneca PLC	43,318	6,636,366 (a)
Haleon PLC	1,826,334	8,218,835 (a)
Johnson & Johnson	37,635	6,978,282
Merck & Co. Inc.	94,862	7,961,768
Total Pharmaceuticals		29,795,251

Total Health Care		53,523,604
Industrials — 9.8%
Aerospace & Defense — 5.2%
L3Harris Technologies Inc.	27,333	8,347,772
Northrop Grumman Corp.	12,838	7,822,450
RTX Corp.	49,259	8,242,508
Total Aerospace & Defense		24,412,730
Commercial Services & Supplies — 1.6%
Waste Management Inc.	33,756	7,454,338
Ground Transportation — 3.0%
Old Dominion Freight Line Inc.	26,600	3,744,748
Union Pacific Corp.	42,717	10,097,017
Total Ground Transportation		13,841,765

Total Industrials		45,708,833
Information Technology — 15.1%
Electronic Equipment, Instruments & Components — 1.9%
TE Connectivity PLC	39,205	8,606,674
Semiconductors & Semiconductor Equipment — 5.2%
Broadcom Inc.	50,838	16,771,965
Texas Instruments Inc.	40,749	7,486,814
Total Semiconductors & Semiconductor Equipment		24,258,779
Software — 6.3%
Microsoft Corp.	40,784	21,124,073
Oracle Corp.	28,849	8,113,493
Total Software		29,237,566
Technology Hardware, Storage & Peripherals — 1.7%
Apple Inc.	31,356	7,984,178

Total Information Technology		70,087,197
See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2025 Quarterly Report

 ClearBridge Variable Dividend Strategy Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Materials — 5.7%
Chemicals — 2.9%
Air Products & Chemicals Inc.		18,835	$5,136,681
Linde PLC		17,629	8,373,775
Total Chemicals			13,510,456
Construction Materials — 1.8%
Vulcan Materials Co.		27,788	8,548,144
Metals & Mining — 1.0%
Freeport-McMoRan Inc.		116,944	4,586,544

Total Materials			26,645,144
Real Estate — 5.2%
Residential REITs — 2.0%
AvalonBay Communities Inc.		48,904	9,446,786
Specialized REITs — 3.2%
American Tower Corp.		39,221	7,542,983
Public Storage		24,578	7,099,355
Total Specialized REITs			14,642,338

Total Real Estate			24,089,124
Utilities — 4.9%
Electric Utilities — 0.6%
Edison International		45,093	2,492,741
Multi-Utilities — 4.3%
DTE Energy Co.		37,003	5,233,334
Sempra		165,035	14,849,850
Total Multi-Utilities			20,083,184

Total Utilities			22,575,925
Total Investments before Short-Term Investments (Cost — $253,652,170)			459,805,711
	Rate
Short-Term Investments — 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.958%	3,170,764	3,170,764 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.013%	3,170,764	3,170,764 (b)(c)

Total Short-Term Investments (Cost — $6,341,528)			6,341,528
Total Investments — 100.2% (Cost — $259,993,698)			466,147,239
Liabilities in Excess of Other Assets — (0.2)%			(1,073,004)
Total Net Assets — 100.0%			$465,074,235

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2025, the total market value of investments in Affiliated Companies was $3,170,764 and the cost was $3,170,764 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

ClearBridge Variable Dividend Strategy Portfolio 2025 Quarterly Report

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks†:
Consumer Staples	$25,368,388	$13,772,215	—	$39,140,603
Health Care	38,668,403	14,855,201	—	53,523,604
Other Common Stocks	367,141,504	—	—	367,141,504
Total Long-Term Investments	431,178,295	28,627,416	—	459,805,711
Short-Term Investments†	6,341,528	—	—	6,341,528
Total Investments	$437,519,823	$28,627,416	—	$466,147,239

*
As a result of the fair value pricing procedures for international equities utilized by the Portfolio, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Portfolio’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,428,300	$36,077,453	36,077,453	$34,334,989	34,334,989

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$115,340	—	$3,170,764

ClearBridge Variable Dividend Strategy Portfolio 2025 Quarterly Report